FAIR VALUE CHANGES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ 1,794	$ 421
Other Fair Value Changes	(450)	(25)
Impairments and Provisions	(309)	(344)
Transaction related gains, net of deal costs	1,132	637
Gains on change in fair value of derivatives	(189)	(868)
Fair value changes	$ 1,610	$ 1,021